American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Mid Cap Equity ETF (AVMC)
May 31, 2024

Avantis U.S. Mid Cap Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
Axon Enterprise, Inc.(1)	420	118,302
BWX Technologies, Inc.	840	77,389
Hexcel Corp.	630	43,388
Howmet Aerospace, Inc.	2,772	234,650
Huntington Ingalls Industries, Inc.	294	74,411
Leonardo DRS, Inc.(1)	420	9,891
Textron, Inc.	1,764	154,544
Woodward, Inc.	462	86,163
		798,738
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	714	61,668
Expeditors International of Washington, Inc.	1,470	177,723
		239,391
Automobile Components — 1.0%
Aptiv PLC(1)	2,310	192,331
Autoliv, Inc.	714	91,085
BorgWarner, Inc.	2,184	77,881
Gentex Corp.	2,142	74,970
Lear Corp.	546	68,441
		504,708
Automobiles — 0.3%
Lucid Group, Inc.(1)(2)	3,864	10,974
Rivian Automotive, Inc., Class A(1)(2)	7,350	80,262
Thor Industries, Inc.	504	50,017
		141,253
Banks — 4.3%
Bank OZK	1,008	42,215
BOK Financial Corp.	210	19,030
Citizens Financial Group, Inc.	3,948	139,325
Columbia Banking System, Inc.	593	11,433
Comerica, Inc.	1,428	73,171
Commerce Bancshares, Inc.	966	53,748
Cullen/Frost Bankers, Inc.	546	55,463
East West Bancorp, Inc.	1,386	102,827
Fifth Third Bancorp	6,384	238,889
First Citizens BancShares, Inc., Class A	126	214,002
First Horizon Corp.	2,856	45,239
Huntington Bancshares, Inc.	13,398	186,500
KeyCorp	8,568	123,122
M&T Bank Corp.	1,470	222,852
Pinnacle Financial Partners, Inc.	798	63,449
Popular, Inc.	714	63,553
Prosperity Bancshares, Inc.	672	41,866
Regions Financial Corp.	8,610	166,604
SouthState Corp.	672	51,952
Webster Financial Corp.	1,680	74,290
Western Alliance Bancorp	1,260	79,418
Wintrust Financial Corp.	630	62,124

Zions Bancorp NA	1,764	76,187
		2,207,259
Beverages — 0.5%
Brown-Forman Corp., Class A	336	15,389
Brown-Forman Corp., Class B	517	23,709
Celsius Holdings, Inc.(1)	641	51,267
Coca-Cola Consolidated, Inc.	42	41,204
Molson Coors Beverage Co., Class B	1,638	89,779
National Beverage Corp.(1)	210	9,702
		231,050
Biotechnology — 1.7%
Biogen, Inc.(1)	219	49,262
BioMarin Pharmaceutical, Inc.(1)	1,386	104,047
Exelixis, Inc.(1)	2,562	55,570
Halozyme Therapeutics, Inc.(1)	1,218	53,945
Incyte Corp.(1)	1,218	70,388
Moderna, Inc.(1)	1,764	251,458
Neurocrine Biosciences, Inc.(1)	840	113,744
United Therapeutics Corp.(1)	420	115,555
Vaxcyte, Inc.(1)	630	44,270
		858,239
Broadline Retail — 0.4%
Dillard's, Inc., Class A	42	18,789
eBay, Inc.	2,483	134,628
Ollie's Bargain Outlet Holdings, Inc.(1)	546	45,007
		198,424
Building Products — 2.8%
A O Smith Corp.	1,134	94,848
Advanced Drainage Systems, Inc.	756	131,158
Allegion PLC	714	86,979
Builders FirstSource, Inc.(1)	1,092	175,583
Carlisle Cos., Inc.	504	210,818
Fortune Brands Innovations, Inc.	1,092	76,505
Lennox International, Inc.	336	168,874
Masco Corp.	798	55,796
Owens Corning	966	174,914
Simpson Manufacturing Co., Inc.	420	69,686
Trex Co., Inc.(1)	966	83,540
UFP Industries, Inc.	672	80,291
Zurn Elkay Water Solutions Corp.	1,344	42,081
		1,451,073
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	252	40,975
Carlyle Group, Inc.	2,142	92,020
Cboe Global Markets, Inc.	840	145,312
Coinbase Global, Inc., Class A(1)	1,386	313,125
Evercore, Inc., Class A	378	76,711
FactSet Research Systems, Inc.	336	135,831
Franklin Resources, Inc.	2,436	57,490
Freedom Holding Corp.(1)	6	457
Hamilton Lane, Inc., Class A	420	52,706
Invesco Ltd.	2,772	43,548
Jefferies Financial Group, Inc.	1,344	62,523
LPL Financial Holdings, Inc.	756	216,375
MarketAxess Holdings, Inc.	168	33,420

Morningstar, Inc.	210	60,533
Nasdaq, Inc.	3,108	183,465
Northern Trust Corp.	1,890	159,214
Raymond James Financial, Inc.	1,848	226,842
SEI Investments Co.	1,092	73,939
State Street Corp.	2,646	200,011
Stifel Financial Corp.	882	71,398
T Rowe Price Group, Inc.	1,932	227,648
Tradeweb Markets, Inc., Class A	882	96,147
		2,569,690
Chemicals — 3.4%
Albemarle Corp.	1,008	123,571
Axalta Coating Systems Ltd.(1)	1,722	61,286
CF Industries Holdings, Inc.	1,974	157,387
Corteva, Inc.	589	32,949
DuPont de Nemours, Inc.	3,150	258,804
Eastman Chemical Co.	1,176	119,164
FMC Corp.	546	33,279
International Flavors & Fragrances, Inc.	1,050	100,989
LyondellBasell Industries NV, Class A	2,520	250,538
Mosaic Co.	2,226	68,850
NewMarket Corp.	84	44,946
Olin Corp.	1,092	58,706
PPG Industries, Inc.	1,848	242,846
RPM International, Inc.	1,176	131,829
Westlake Corp.	336	53,948
		1,739,092
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc.(1)	504	109,161
MSA Safety, Inc.	336	60,480
Rollins, Inc.	2,058	94,030
		263,671
Communications Equipment — 0.4%
Ciena Corp.(1)	1,176	56,648
F5, Inc.(1)	504	85,161
Juniper Networks, Inc.	1,314	46,870
		188,679
Construction and Engineering — 1.3%
AECOM	966	84,371
API Group Corp.(1)	1,554	55,385
Comfort Systems USA, Inc.	336	109,986
EMCOR Group, Inc.	504	195,885
Fluor Corp.(1)	1,638	71,089
Quanta Services, Inc.	298	82,230
WillScot Mobile Mini Holdings Corp.(1)	1,638	64,586
		663,532
Construction Materials — 1.3%
Eagle Materials, Inc.	336	78,083
Martin Marietta Materials, Inc.	504	288,328
Vulcan Materials Co.	1,092	279,301
		645,712
Consumer Finance — 1.5%
Ally Financial, Inc.	2,814	109,662
Credit Acceptance Corp.(1)	42	20,615
Discover Financial Services	2,520	309,103

FirstCash Holdings, Inc.	336	39,621
OneMain Holdings, Inc.	1,176	57,765
SoFi Technologies, Inc.(1)	8,316	57,380
Synchrony Financial	4,074	178,441
		772,587
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc.(1)	1,134	99,871
Casey's General Stores, Inc.	378	125,413
Dollar General Corp.	924	126,505
Dollar Tree, Inc.(1)	966	113,940
Maplebear, Inc.(1)	389	11,857
Performance Food Group Co.(1)	1,260	87,696
Sysco Corp.	1,565	113,963
U.S. Foods Holding Corp.(1)	1,680	88,754
		767,999
Containers and Packaging — 2.5%
Amcor PLC	10,584	107,639
AptarGroup, Inc.	588	86,842
Avery Dennison Corp.	672	152,940
Ball Corp.	2,310	160,383
Berry Global Group, Inc.	882	52,814
Crown Holdings, Inc.	966	81,328
Graphic Packaging Holding Co.	2,352	66,609
International Paper Co.	3,150	142,033
Packaging Corp. of America	924	169,545
Sealed Air Corp.	714	27,753
Sonoco Products Co.	840	51,551
Westrock Co.	2,772	148,690
		1,248,127
Distributors — 0.5%
Genuine Parts Co.	882	127,131
LKQ Corp.	91	3,916
Pool Corp.	336	122,153
		253,200
Diversified Consumer Services — 0.4%
ADT, Inc.	2,772	19,709
Bright Horizons Family Solutions, Inc.(1)	462	48,565
H&R Block, Inc.	1,428	70,886
Service Corp. International	924	66,214
		205,374
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.(1)	1,302	34,712
Iridium Communications, Inc.	129	3,884
		38,596
Electric Utilities — 1.4%
Alliant Energy Corp.	1,302	67,040
Avangrid, Inc.	210	7,562
Entergy Corp.	1,344	151,186
Evergy, Inc.	1,050	57,393
FirstEnergy Corp.	2,310	93,001
IDACORP, Inc.	210	20,049
NRG Energy, Inc.	1,428	115,668
OGE Energy Corp.	1,470	53,361
Pinnacle West Capital Corp.	756	59,618

PPL Corp.	3,201	93,885
		718,763
Electrical Equipment — 2.1%
Acuity Brands, Inc.	294	76,325
Atkore, Inc.	378	57,513
Generac Holdings, Inc.(1)	420	61,828
Hubbell, Inc.	462	179,667
NEXTracker, Inc., Class A(1)	929	51,253
Rockwell Automation, Inc.	840	216,325
Sensata Technologies Holding PLC	1,050	43,386
Vertiv Holdings Co.	3,654	358,348
		1,044,645
Electronic Equipment, Instruments and Components — 3.1%
Arrow Electronics, Inc.(1)	504	66,180
CDW Corp.	1,260	281,761
Cognex Corp.	1,092	49,708
Coherent Corp.(1)	1,176	67,103
Corning, Inc.	7,266	270,731
Fabrinet(1)	378	90,542
Flex Ltd.(1)	4,536	150,278
Insight Enterprises, Inc.(1)	336	65,688
Jabil, Inc.	1,554	184,771
Keysight Technologies, Inc.(1)	1,428	197,749
Littelfuse, Inc.	210	53,886
TD SYNNEX Corp.	462	60,448
Vontier Corp.	1,344	53,733
		1,592,578
Energy Equipment and Services — 1.1%
ChampionX Corp.	2,226	72,612
NOV, Inc.	3,780	71,140
Patterson-UTI Energy, Inc.	4,788	52,764
TechnipFMC PLC	5,166	135,297
Transocean Ltd.(1)(2)	7,476	46,351
Valaris Ltd.(1)	714	55,264
Weatherford International PLC(1)	882	106,140
		539,568
Entertainment — 1.1%
Electronic Arts, Inc.	255	33,884
Liberty Media Corp.-Liberty Formula One, Class A(1)	168	11,493
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,512	112,100
Live Nation Entertainment, Inc.(1)	588	55,119
Roku, Inc.(1)	1,050	60,270
Take-Two Interactive Software, Inc.(1)	1,176	188,583
Warner Bros Discovery, Inc.(1)	12,432	102,440
		563,889
Financial Services — 2.3%
Affirm Holdings, Inc.(1)	2,016	59,008
Block, Inc.(1)	2,100	134,568
Corpay, Inc.(1)	588	157,390
Enact Holdings, Inc.	252	7,739
Equitable Holdings, Inc.	3,444	142,892
Essent Group Ltd.	966	54,772
Fidelity National Information Services, Inc.	3,906	296,387
Jack Henry & Associates, Inc.	630	103,748
MGIC Investment Corp.	2,772	58,212

Voya Financial, Inc.	924	70,058
WEX, Inc.(1)	336	62,940
		1,147,714
Food Products — 1.4%
Campbell Soup Co.	924	41,007
Darling Ingredients, Inc.(1)	1,050	42,420
Flowers Foods, Inc.	966	22,431
Freshpet, Inc.(1)	168	22,037
Hormel Foods Corp.	2,184	67,660
Ingredion, Inc.	546	64,199
J M Smucker Co.	546	60,955
Kellanova	1,475	89,002
Lamb Weston Holdings, Inc.	840	74,164
Lancaster Colony Corp.	84	15,582
McCormick & Co., Inc.	1,092	78,864
Pilgrim's Pride Corp.(1)	336	12,072
Post Holdings, Inc.(1)	378	40,283
Tyson Foods, Inc., Class A	1,680	96,180
		726,856
Gas Utilities — 0.3%
Atmos Energy Corp.	1,134	131,453
National Fuel Gas Co.	756	43,213
		174,666
Ground Transportation — 1.2%
JB Hunt Transport Services, Inc.	798	128,279
Knight-Swift Transportation Holdings, Inc.	1,008	48,636
Landstar System, Inc.	336	61,162
Ryder System, Inc.	546	66,323
Saia, Inc.(1)	294	120,387
U-Haul Holding Co.(1)	84	5,311
U-Haul Holding Co.	966	58,723
XPO, Inc.(1)	1,134	121,315
		610,136
Health Care Equipment and Supplies — 2.5%
Align Technology, Inc.(1)	588	151,240
Baxter International, Inc.	2,604	88,770
Cooper Cos., Inc.	1,008	95,064
Dentsply Sirona, Inc.	1,176	32,940
GE HealthCare Technologies, Inc.	2,642	206,076
Globus Medical, Inc., Class A(1)	882	59,191
Haemonetics Corp.(1)	420	35,314
Hologic, Inc.(1)	1,344	99,160
ResMed, Inc.	682	140,717
STERIS PLC	798	177,858
Teleflex, Inc.	210	43,905
Zimmer Biomet Holdings, Inc.	1,050	120,908
		1,251,143
Health Care Providers and Services — 1.4%
Chemed Corp.	126	69,851
DaVita, Inc.(1)	420	61,790
Encompass Health Corp.	798	68,939
Ensign Group, Inc.	504	61,105
Labcorp Holdings, Inc.	630	122,793
Molina Healthcare, Inc.(1)	546	171,761
Tenet Healthcare Corp.(1)	714	96,547

Universal Health Services, Inc., Class B	420	79,716
		732,502
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	966	168,326
Hotels, Restaurants and Leisure — 2.8%
Aramark	1,848	59,413
Boyd Gaming Corp.	504	26,873
Caesars Entertainment, Inc.(1)	1,470	52,273
Carnival Corp.(1)	12,180	183,674
Choice Hotels International, Inc.	252	28,524
Churchill Downs, Inc.	378	48,951
Darden Restaurants, Inc.	1,050	157,910
Expedia Group, Inc.(1)	1,050	118,503
Hyatt Hotels Corp., Class A	252	37,162
International Game Technology PLC	47	928
Light & Wonder, Inc., Class A(1)	714	68,173
MGM Resorts International(1)	472	18,960
Norwegian Cruise Line Holdings Ltd.(1)	3,780	62,748
Royal Caribbean Cruises Ltd.(1)	2,562	378,356
Texas Roadhouse, Inc.	504	87,026
Vail Resorts, Inc.	252	47,558
Wyndham Hotels & Resorts, Inc.	630	44,579
		1,421,611
Household Durables — 1.9%
Garmin Ltd.	1,302	213,333
Meritage Homes Corp.	378	66,660
Mohawk Industries, Inc.(1)	336	40,969
PulteGroup, Inc.	2,184	256,227
Taylor Morrison Home Corp.(1)	1,092	63,150
Tempur Sealy International, Inc.	1,428	73,342
Toll Brothers, Inc.	1,092	132,831
TopBuild Corp.(1)	252	105,323
Whirlpool Corp.	420	39,073
		990,908
Household Products — 0.6%
Church & Dwight Co., Inc.	1,974	211,238
Clorox Co.	630	82,883
Reynolds Consumer Products, Inc.	88	2,502
		296,623
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp.	3,192	68,915
Brookfield Renewable Corp., Class A	84	2,650
Clearway Energy, Inc., Class A	210	5,393
Clearway Energy, Inc., Class C	378	10,584
Vistra Corp.	4,116	407,813
		495,355
Insurance — 5.9%
American Financial Group, Inc.	672	87,300
Arch Capital Group Ltd.(1)	3,150	323,285
Assurant, Inc.	462	80,143
Axis Capital Holdings Ltd.	840	62,059
Brown & Brown, Inc.	1,436	128,536
Cincinnati Financial Corp.	1,302	153,089
CNA Financial Corp.	210	9,647
Erie Indemnity Co., Class A	252	91,332

Everest Group Ltd.	378	147,772
Fidelity National Financial, Inc.	2,268	114,217
First American Financial Corp.	882	49,022
Globe Life, Inc.	840	69,518
Hartford Financial Services Group, Inc.	3,066	317,178
Kinsale Capital Group, Inc.	252	96,672
Loews Corp.	1,638	125,798
Markel Group, Inc.(1)	126	206,840
Old Republic International Corp.	2,352	74,747
Primerica, Inc.	378	85,386
Principal Financial Group, Inc.	2,058	168,838
Reinsurance Group of America, Inc.	588	123,362
RenaissanceRe Holdings Ltd.	420	95,701
RLI Corp.	378	55,181
Ryan Specialty Holdings, Inc.	714	39,648
Selective Insurance Group, Inc.	504	49,196
Unum Group	1,596	85,961
W R Berkley Corp.	1,722	139,534
		2,979,962
Interactive Media and Services — 0.4%
Pinterest, Inc., Class A(1)	4,704	195,169
IT Services — 1.1%
Akamai Technologies, Inc.(1)	1,470	135,593
EPAM Systems, Inc.(1)	378	67,258
Gartner, Inc.(1)	630	264,392
Twilio, Inc., Class A(1)	1,386	79,556
		546,799
Leisure Products — 0.4%
Brunswick Corp.	630	51,994
Hasbro, Inc.	1,008	60,258
Mattel, Inc.(1)	3,318	59,027
Polaris, Inc.	588	49,157
		220,436
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	1,398	182,313
Bio-Rad Laboratories, Inc., Class A(1)	126	36,144
Bruker Corp.	504	33,017
Charles River Laboratories International, Inc.(1)	297	61,907
Illumina, Inc.(1)	588	61,317
Medpace Holdings, Inc.(1)	210	81,132
Repligen Corp.(1)	126	18,785
Waters Corp.(1)	462	142,712
West Pharmaceutical Services, Inc.	588	194,869
		812,196
Machinery — 5.0%
AGCO Corp.	630	67,618
Allison Transmission Holdings, Inc.	840	63,680
Atmus Filtration Technologies, Inc.(1)	807	24,888
Crane Co.	420	62,614
Cummins, Inc.	977	275,250
Donaldson Co., Inc.	1,092	80,459
Dover Corp.	1,092	200,731
Esab Corp.	420	43,184
Flowserve Corp.	1,050	52,185
Graco, Inc.	1,554	125,486

IDEX Corp.	546	113,917
Ingersoll Rand, Inc.	2,814	261,843
ITT, Inc.	756	100,457
Lincoln Electric Holdings, Inc.	504	98,965
Mueller Industries, Inc.	1,134	66,804
Nordson Corp.	42	9,858
Oshkosh Corp.	630	71,650
Pentair PLC	1,218	99,121
RBC Bearings, Inc.(1)	210	62,009
Snap-on, Inc.	462	126,061
Timken Co.	630	54,741
Toro Co.	546	43,784
Watts Water Technologies, Inc., Class A	210	41,817
Westinghouse Air Brake Technologies Corp.	1,176	199,015
Xylem, Inc.	1,386	195,454
		2,541,591
Marine Transportation — 0.1%
Kirby Corp.(1)	546	67,797
Media — 1.2%
Fox Corp., Class A	2,646	91,102
Fox Corp., Class B	1,344	42,927
Interpublic Group of Cos., Inc.	2,058	64,560
Liberty Broadband Corp., Class A(1)	168	9,112
Liberty Broadband Corp., Class C(1)	966	52,251
New York Times Co., Class A	1,302	66,662
News Corp., Class A	3,318	90,217
News Corp., Class B	1,008	28,103
Nexstar Media Group, Inc., Class A	210	34,795
Omnicom Group, Inc.	1,092	101,512
Paramount Global, Class B	2,058	24,511
		605,752
Metals and Mining — 1.6%
Alcoa Corp.	1,008	44,624
ATI, Inc.(1)	1,218	74,712
Cleveland-Cliffs, Inc.(1)	5,082	87,817
Commercial Metals Co.	1,176	66,232
Reliance, Inc.	546	164,226
Royal Gold, Inc.	336	43,072
Steel Dynamics, Inc.	1,638	219,279
U.S. Steel Corp.	2,394	91,810
		791,772
Multi-Utilities — 1.7%
Ameren Corp.	1,218	89,365
CenterPoint Energy, Inc.	3,528	107,639
CMS Energy Corp.	1,470	92,507
Consolidated Edison, Inc.	1,806	170,757
DTE Energy Co.	925	107,790
NiSource, Inc.	2,058	59,806
Public Service Enterprise Group, Inc.	3,150	238,644
		866,508
Oil, Gas and Consumable Fuels — 6.8%
Antero Midstream Corp.	3,276	47,993
Antero Resources Corp.(1)	3,150	112,234
APA Corp.	3,150	96,170
Chesapeake Energy Corp.	1,386	126,029

Chord Energy Corp.	462	85,659
Civitas Resources, Inc.	1,134	83,417
Coterra Energy, Inc.	7,728	220,403
Devon Energy Corp.	6,552	321,572
Diamondback Energy, Inc.	2,058	410,077
DT Midstream, Inc.	924	61,982
EnLink Midstream LLC(1)	2,814	35,710
EQT Corp.	4,704	193,287
Hess Midstream LP, Class A	588	20,433
HF Sinclair Corp.	1,806	99,745
Magnolia Oil & Gas Corp., Class A	1,890	49,046
Marathon Oil Corp.	6,678	193,395
Matador Resources Co.	1,386	87,942
Murphy Oil Corp.	1,848	79,076
New Fortress Energy, Inc.	882	22,359
Ovintiv, Inc.	3,528	182,292
PBF Energy, Inc., Class A	1,428	66,159
Permian Resources Corp.	5,880	96,373
Range Resources Corp.	2,814	103,865
SM Energy Co.	1,554	78,368
Southwestern Energy Co.(1)	14,826	111,640
Targa Resources Corp.	2,310	273,111
Texas Pacific Land Corp.	252	154,806
Viper Energy, Inc.	588	22,614
		3,435,757
Passenger Airlines — 1.1%
Delta Air Lines, Inc.	5,418	276,426
Southwest Airlines Co.	4,956	133,019
United Airlines Holdings, Inc.(1)	3,234	171,370
		580,815
Personal Care Products — 0.2%
Kenvue, Inc.	5,213	100,611
Pharmaceuticals — 0.7%
Catalent, Inc.(1)	1,260	67,775
Elanco Animal Health, Inc.(1)	3,990	70,543
Jazz Pharmaceuticals PLC(1)	588	61,887
Royalty Pharma PLC, Class A	1,932	52,956
Viatris, Inc.	11,046	117,088
		370,249
Professional Services — 2.5%
Booz Allen Hamilton Holding Corp.	1,218	185,392
Broadridge Financial Solutions, Inc., ADR	966	193,944
Clarivate PLC(1)	2,478	14,125
Concentrix Corp.	8	491
Equifax, Inc.	798	184,649
Genpact Ltd.	1,092	36,101
Jacobs Solutions, Inc.	882	122,898
KBR, Inc.	1,050	68,943
Leidos Holdings, Inc.	966	142,050
Paycom Software, Inc.	420	61,034
Paylocity Holding Corp.(1)	336	47,769
Robert Half, Inc.	1,008	64,744
Science Applications International Corp.	378	50,898
SS&C Technologies Holdings, Inc.	1,470	91,213

TriNet Group, Inc.	294	30,567
		1,294,818
Real Estate Management and Development — 1.0%
CBRE Group, Inc., Class A(1)	2,100	184,947
CoStar Group, Inc.(1)	2,898	226,537
Jones Lang LaSalle, Inc.(1)	336	67,895
Zillow Group, Inc., Class A(1)	252	10,118
Zillow Group, Inc., Class C(1)	1,092	44,717
		534,214
Semiconductors and Semiconductor Equipment — 3.3%
Amkor Technology, Inc.	1,134	36,957
Enphase Energy, Inc.(1)	672	85,949
Entegris, Inc.	1,428	180,428
First Solar, Inc.(1)	756	205,451
GLOBALFOUNDRIES, Inc.(1)	714	34,986
Lattice Semiconductor Corp.(1)	1,092	81,070
Monolithic Power Systems, Inc.	251	184,643
ON Semiconductor Corp.(1)	3,948	288,362
Onto Innovation, Inc.(1)	462	100,115
Qorvo, Inc.(1)	756	74,383
Rambus, Inc.(1)	96	5,305
Skyworks Solutions, Inc.	1,428	132,318
Teradyne, Inc.	1,302	183,504
Universal Display Corp.	378	66,415
		1,659,886
Software — 2.1%
AppLovin Corp., Class A(1)	1,764	143,731
Aspen Technology, Inc.(1)	210	44,237
Bentley Systems, Inc., Class B	1,848	92,844
Bill Holdings, Inc.(1)	840	43,722
Dolby Laboratories, Inc., Class A	546	44,231
Freshworks, Inc., Class A(1)	1,680	21,638
Guidewire Software, Inc.(1)	588	66,985
Manhattan Associates, Inc.(1)	588	129,090
MicroStrategy, Inc., Class A(1)	84	128,057
PTC, Inc.(1)	588	103,629
Qualys, Inc.(1)	378	53,154
SentinelOne, Inc., Class A(1)	1,764	29,688
SPS Commerce, Inc.(1)	212	39,875
UiPath, Inc., Class A(1)	3,108	38,104
Zoom Video Communications, Inc., Class A(1)	1,764	108,204
		1,087,189
Specialty Retail — 2.8%
AutoNation, Inc.(1)	294	50,054
Best Buy Co., Inc.	1,848	156,747
Burlington Stores, Inc.(1)	336	80,657
CarMax, Inc.(1)	1,554	109,184
Chewy, Inc., Class A(1)	462	9,799
Dick's Sporting Goods, Inc.	336	76,487
Five Below, Inc.(1)	336	46,412
Floor & Decor Holdings, Inc., Class A(1)	840	98,162
Gap, Inc.	2,352	68,114
Lithia Motors, Inc.	294	74,423
Murphy USA, Inc.	210	92,138
Penske Automotive Group, Inc.	168	25,553

Tractor Supply Co.	756	215,679
Ulta Beauty, Inc.(1)	294	116,156
Williams-Sonoma, Inc.	756	221,674
		1,441,239
Technology Hardware, Storage and Peripherals — 1.4%
Hewlett Packard Enterprise Co.	11,760	207,564
NetApp, Inc.	1,932	232,671
Pure Storage, Inc., Class A(1)	2,898	174,720
Super Micro Computer, Inc.(1)	120	94,141
		709,096
Textiles, Apparel and Luxury Goods — 1.3%
Columbia Sportswear Co.	294	25,172
Crocs, Inc.(1)	378	58,832
Deckers Outdoor Corp.(1)	252	275,668
Levi Strauss & Co., Class A	756	18,151
PVH Corp.	420	50,404
Ralph Lauren Corp.	336	62,792
Skechers USA, Inc., Class A(1)	1,092	77,991
Tapestry, Inc.	1,218	52,971
VF Corp.	1,806	23,984
		645,965
Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	378	72,954
Beacon Roofing Supply, Inc.(1)	504	48,918
Core & Main, Inc., Class A(1)	924	53,185
MSC Industrial Direct Co., Inc., Class A	420	36,078
SiteOne Landscape Supply, Inc.(1)	378	58,522
United Rentals, Inc.	559	374,200
Watsco, Inc.	252	119,675
WESCO International, Inc.	420	75,386
		838,918
TOTAL COMMON STOCKS (Cost $50,221,937)		50,788,416
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	33,386	33,386
State Street Navigator Securities Lending Government Money Market Portfolio(3)	107,150	107,150
TOTAL SHORT-TERM INVESTMENTS (Cost $140,536)		140,536
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $50,362,473)		50,928,952
OTHER ASSETS AND LIABILITIES — (0.1)%		(60,555)
TOTAL NET ASSETS — 100.0%		$50,868,397

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $103,185. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $107,150.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.